Additional information - condensed financial statements of the Company - Balance Sheet (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	¥ 2,569,402	¥ 2,883,294	¥ 2,155,009	¥ 2,119,740
Total current assets	10,265,156	10,024,507
Investments in subsidiaries	69,022	55,169
Total assets	19,031,256	16,305,903	14,483,778
Current liabilities:
Derivatives liabilities - warrants		71,237
Total current liabilities	8,650,840	7,174,813
Total liabilities	12,569,926	10,388,755
Commitments and Contingencies
Shareholders' equity :
Ordinary shares(US$0.0001 par value; 500,000,000 shares authorized, 237,853,602 and 237,853,602 shares issued and outstanding as of December 31, 2015 and December 31, 2016, respectively)	176	176
Additional paid-in capital	5,651,557	5,649,304
Accumulated other comprehensive loss	(68,469)	(23,952)
Total shareholders' equity attributable to JA Solar Holdings	6,461,130	5,819,695
Total liabilities and shareholders' equity	19,031,256	16,305,903
JA Solar Holdings Co., Ltd.
Current assets:
Cash and cash equivalents	165	1,070	¥ 29,223	¥ 34,293
Total current assets	165	1,070
Investments in subsidiaries	3,274,607	3,458,210
Amount due from subsidiaries	3,313,761	2,684,130
Total assets	6,588,533	6,143,410
Current liabilities:
Other payables to subsidiaries and employees		131,424
Accrued and other liabilities	30,285	30,144
Derivatives liabilities - warrants		71,237
Total current liabilities	30,285	232,805
Long-term amount due to subsidiaries	97,118	90,910
Total liabilities	127,403	323,715
Commitments and Contingencies
Shareholders' equity :
Ordinary shares(US$0.0001 par value; 500,000,000 shares authorized, 237,853,602 and 237,853,602 shares issued and outstanding as of December 31, 2015 and December 31, 2016, respectively)	176	176
Additional paid-in capital	5,651,557	5,649,304
Retained earnings	877,866	194,167
Accumulated other comprehensive loss	(68,469)	(23,952)
Total shareholders' equity attributable to JA Solar Holdings	6,461,130	5,819,695
Total liabilities and shareholders' equity	¥ 6,588,533	¥ 6,143,410